5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Portugal - Alvito
Exploration and Evaluation assets acquisition costs	$ 0	$ 0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		93,492
Cumulative Mineral Exploration Expenses since acquisition	488,524	488,524
Portugal - Alvito | Concession fees and taxes
Mineral Exploration Expenses	0	15,422
Cumulative Mineral Exploration Expenses since acquisition	147,900	147,900
Portugal - Alvito | Geological salaries and consulting
Mineral Exploration Expenses	0	59,406
Cumulative Mineral Exploration Expenses since acquisition	1,624,824	1,624,824
Portugal - Alvito | Office and administrative fees
Mineral Exploration Expenses	0	6,379
Cumulative Mineral Exploration Expenses since acquisition	43,699	43,699
Portugal - Alvito | Rent
Mineral Exploration Expenses	0	9,202
Cumulative Mineral Exploration Expenses since acquisition	188,804	188,804
Portugal - Alvito | Site costs
Mineral Exploration Expenses	0	1,157
Cumulative Mineral Exploration Expenses since acquisition	71,452	71,452
Portugal - Alvito | Travel
Mineral Exploration Expenses	0	109
Cumulative Mineral Exploration Expenses since acquisition	75,625	75,625
Portugal - Alvito | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,149,344)	(2,149,344)
Portugal - Alvito | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Depreciation
Mineral Exploration Expenses		1,676
Cumulative Mineral Exploration Expenses since acquisition	7,191	7,191
Portugal - Alvito | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Alvito | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Insurance
Mineral Exploration Expenses		122
Cumulative Mineral Exploration Expenses since acquisition	5,683	5,683
Portugal - Alvito | Legal and accounting
Mineral Exploration Expenses		19
Cumulative Mineral Exploration Expenses since acquisition	177	177
Portugal - Alvito | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	167,920	167,920
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses		106,516
Cumulative Mineral Exploration Expenses since acquisition	692,826	1,058,848
Portugal - Alvalade | Concession fees and taxes
Mineral Exploration Expenses	0	50,003
Cumulative Mineral Exploration Expenses since acquisition	361,864	361,864
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	6,872	121,313
Cumulative Mineral Exploration Expenses since acquisition	6,515,612	6,508,740
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	4,414	14,071
Cumulative Mineral Exploration Expenses since acquisition	253,950	249,536
Portugal - Alvalade | Rent
Mineral Exploration Expenses	55,899	57,794
Cumulative Mineral Exploration Expenses since acquisition	606,084	550,185
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	1,539	13,950
Cumulative Mineral Exploration Expenses since acquisition	194,203	192,664
Portugal - Alvalade | Travel
Mineral Exploration Expenses	236	5,430
Cumulative Mineral Exploration Expenses since acquisition	237,367	237,131
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(434,982)	(291,680)
Cumulative Mineral Exploration Expenses since acquisition	(8,128,822)	(7,693,840)
Portugal - Alvalade | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Depreciation
Mineral Exploration Expenses		7,120
Cumulative Mineral Exploration Expenses since acquisition	17,178	17,178
Portugal - Alvalade | Drilling
Mineral Exploration Expenses		124,262
Cumulative Mineral Exploration Expenses since acquisition	610,197	610,197
Portugal - Alvalade | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Insurance
Mineral Exploration Expenses		3,755
Cumulative Mineral Exploration Expenses since acquisition	24,173	24,173
Portugal - Alvalade | Legal and accounting
Mineral Exploration Expenses		498
Cumulative Mineral Exploration Expenses since acquisition	1,020	1,020
Portugal - Alvalade | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	0	1,096,840
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		28,812
Cumulative Mineral Exploration Expenses since acquisition	3,656,662	3,656,662
Portugal - Others | Concession fees and taxes
Mineral Exploration Expenses	0	10
Cumulative Mineral Exploration Expenses since acquisition	545,708	545,708
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	7,930
Cumulative Mineral Exploration Expenses since acquisition	4,692,323	4,692,323
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	0	2,426
Cumulative Mineral Exploration Expenses since acquisition	236,040	236,040
Portugal - Others | Rent
Mineral Exploration Expenses	0	12,308
Cumulative Mineral Exploration Expenses since acquisition	408,092	408,092
Portugal - Others | Site costs
Mineral Exploration Expenses	0	730
Cumulative Mineral Exploration Expenses since acquisition	172,925	172,925
Portugal - Others | Travel
Mineral Exploration Expenses	0	23
Cumulative Mineral Exploration Expenses since acquisition	171,652	171,652
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,741,482)	(2,741,482)
Portugal - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Depreciation
Mineral Exploration Expenses		2,200
Cumulative Mineral Exploration Expenses since acquisition	91,531	91,531
Portugal - Others | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Insurance
Mineral Exploration Expenses		3,185
Cumulative Mineral Exploration Expenses since acquisition	46,429	46,429
Portugal - Others | Legal and accounting
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	1,067	1,067
Portugal - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	1	143,155
Write-down of property during the year	(1)
Exploration and Evaluation assets acquisition costs	0	1
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	151,912	149,944
Kosovo - Slivovo | Concession fees and taxes
Mineral Exploration Expenses	1,841	0
Cumulative Mineral Exploration Expenses since acquisition	11,839	9,998
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	119,801	119,801
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	74	0
Cumulative Mineral Exploration Expenses since acquisition	80,223	80,149
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	28,694	28,694
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	53	0
Cumulative Mineral Exploration Expenses since acquisition	185,127	185,074
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	60,107	60,107
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,834,986)	(2,834,986)
Kosovo - Slivovo | Assaying
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Depreciation
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geology work
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Insurance
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Legal and accounting
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Report
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Kosovo - Slivovo | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		45,927
Cumulative Mineral Exploration Expenses since acquisition	1,787,017	1,777,602
Kosovo - Others | Concession fees and taxes
Mineral Exploration Expenses	0	3,564
Cumulative Mineral Exploration Expenses since acquisition	206,975	206,975
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	8,971	33,885
Cumulative Mineral Exploration Expenses since acquisition	720,879	711,908
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	444	812
Cumulative Mineral Exploration Expenses since acquisition	101,624	101,180
Kosovo - Others | Rent
Mineral Exploration Expenses	0	6,857
Cumulative Mineral Exploration Expenses since acquisition	88,221	88,221
Kosovo - Others | Site costs
Mineral Exploration Expenses	0	285
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,582
Kosovo - Others | Travel
Mineral Exploration Expenses	0	64
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,478
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Depreciation
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Insurance
Mineral Exploration Expenses		217
Cumulative Mineral Exploration Expenses since acquisition	15,007	15,007
Kosovo - Others | Legal and accounting
Mineral Exploration Expenses		243
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,958
Kosovo - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	252,083	252,083
Germany | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4	4
Germany | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Germany | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,255	5,255
Germany | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Assaying
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Germany | Depreciation
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Geology work
Cumulative Mineral Exploration Expenses since acquisition	223,619	223,619
Germany | Insurance
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Legal and accounting
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during the year	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	248,848	248,848
Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	63,191	63,191
Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Depreciation
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	140,906	140,906
Others | Insurance
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Legal and accounting
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	167,921	1,407,915
Write-down of property during the year	(1)
Exploration and Evaluation assets acquisition costs	167,920	167,921
Mineral Exploration Expenses		274,747
Cumulative Mineral Exploration Expenses since acquisition	7,277,872	7,632,511
Concession fees and taxes
Mineral Exploration Expenses	1,841	68,999
Cumulative Mineral Exploration Expenses since acquisition	1,274,290	1,272,449
Geological salaries and consulting
Mineral Exploration Expenses	15,843	222,534
Cumulative Mineral Exploration Expenses since acquisition	13,685,798	13,669,955
Office and administrative fees
Mineral Exploration Expenses	4,932	23,688
Cumulative Mineral Exploration Expenses since acquisition	783,982	779,050
Rent
Mineral Exploration Expenses	55,899	86,161
Cumulative Mineral Exploration Expenses since acquisition	1,340,455	1,284,556
Site costs
Mineral Exploration Expenses	1,592	16,122
Cumulative Mineral Exploration Expenses since acquisition	827,154	825,562
Travel
Mineral Exploration Expenses	236	5,626
Cumulative Mineral Exploration Expenses since acquisition	582,555	582,319
Reimbursements from optionee
Mineral Exploration Expenses	(434,982)	(291,680)
Cumulative Mineral Exploration Expenses since acquisition	(15,899,792)	(15,464,810)
Assaying
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Depreciation
Mineral Exploration Expenses		10,996
Cumulative Mineral Exploration Expenses since acquisition	115,900	115,900
Drilling
Mineral Exploration Expenses		124,262
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,262,927
Geology work
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Insurance
Mineral Exploration Expenses		7,279
Cumulative Mineral Exploration Expenses since acquisition	105,896	105,896
Legal and accounting
Mineral Exploration Expenses		760
Cumulative Mineral Exploration Expenses since acquisition	74,380	74,380
Report
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	$ 34,339	$ 34,339